Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Parties
a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate
Taiwan International Ports Logistics Corporation	Associate
Huada Digital Corporation	Joint venture
Chunghwa Benefit One Co., Ltd.	Joint venture
International Integrated System, Inc.	Associate
Senao Networks, Inc.	Associate
EnGenius Tech. Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
HopeTech Technologies Limited	Associate
ST-2 Satellite Ventures Pte., Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate
MeWorks LIMITED（HK）	Associate
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	Associate
Cornerstone Ventures Co., Ltd. (“CVC”)	Associate
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Taoyuan Aerotropolis Co., Ltd.	Investor of significant influence over TASUI
1)	Operating transactions

	Revenues
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Associates	$292	$344	$344
Joint ventures	7	1	—
Others	49	65	94

	$348	$410	$438

	Operating Costs and Expenses
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Associates	$1,405	$1,197	$1,304
Joint ventures	17	2	—
Others	74	71	75
	$1,496	$1,270	$1,379

2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Associates	$37	$32	$31
Others	—	—	—
	$37	$32	$31

3)	Receivables

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Associates	$43	$11
Others	6	13
	$49	$24

4)	Payables

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Associates	$680	$914
Others	4	4
	$684	$918

5)	Customers’ deposits

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Associates	$6	$6

6)	Acquisition of property, plant and equipment

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Associates	$313	$390	$312
Joint ventures	7	—	—
	$320	$390	$312
The prepaid rents (classified as prepayments) as of December 31, 2017 and 2018, were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Prepaid rents - current	$204	$205
Prepaid rents - noncurrent	1,551	1,346
	$1,755	$1,551

Compensation of Directors and Other Key Management Personnel

The compensation of directors and other key management personnel for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$251	$254	$282
Post-employment benefits	8	9	10
Share-based payment	2	2	9
	$261	$265	$301